Description of the Plan - Additional Information (Details) - EBP 334 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Transfers in from Middlesex 401(k) Retirement Plan	$ 7,884,191
Minimum annual compensation to total compensation, percentage	100.00%
Pretax, maximum annual compensation to total compensation, percentage	40.00%
Highly compensated minimum contribution to eligible compensation percentage	1.00%
Highly compensated maximum contribution to eligible compensation percentage	20.00%
Automatic deferral rate	5.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Participant loan fee	$ 50
Delinquent participant loans	1,656,384	$ 1,468,439
Forfeited nonvested account	638,682	1,010,860
Forfeited nonvested account, decrease from employer contribution	$ 1,238,867	$ 783,371
Plan Participants Hired After April 30, 2002
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Plan Participants Employed as of April 30, 2002, Next Five Percent
EBP, Description of Plan [Line Items]
Matching percentage	40.00%
Participant compensation matched, percentage	5.00%
Plan Participants Employed as of April 30, 2002, First Two and a Half Percent
EBP, Description of Plan [Line Items]
Matching percentage	70.00%
Participant compensation matched, percentage	250.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	2.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%